SCHEDULE OF OPERATING LEASE LIABILITY PAYABLE (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Leases
2024	$ 100,062	$ 97,977
2025	102,842	100,757
2026	105,621	103,536
2027	108,400	106,316
2028	111,180	109,095
Thereafter	113,960	196,441
Total remaining payments	642,065	714,122
Less imputed interest	191,998	232,259
Total lease liability	450,067	481,863	$ 596,093
Less imputed interest	$ (191,998)	$ (232,259)